Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 62,436	$ 53,759
Restricted cash and investments	36,651	68,363
Marketable securities	4,471	3,479
Trade accounts receivable, net	21,676	11,828
Related party receivables	11,677	9,487
Other receivables	15,646	16,180
Inventories	47,729	44,532
Voyages in progress	31,037	46,112
Prepaid expenses and accrued income	5,936	3,858
Investment in finance lease	2,780	2,555
Total current assets	240,039	260,153
Long term assets
Newbuildings	14,860	29,668
Vessels and equipment, net	272,179	264,804
Vessels and equipment under capital lease, net	611,638	704,808
Investment in unconsolidated subsidiaries and associated companies	65,279	58,658
Deferred charges	426	695
Investment in finance lease	47,381	48,819
Total assets	1,251,802	1,367,605
Current liabilities
Short-term debt and current portion of long-term debt	208,924	22,706
Current portion of obligations under capital leases	48,237	46,930
Related party payables	24,182	11,419
Trade accounts payable	4,483	13,302
Accrued expenses	34,725	33,401
Deferred charter revenue	0	98
Other current liabilities	2,589	2,916
Total current liabilities	323,140	130,772
LIABILITIES AND EQUITY
Long-term debt	199,357	436,372
Related party payables	69,951	72,598
Obligations under capital leases	717,892	742,418
Deferred gains on sales of vessels	0	1,288
Other long-term liabilities	3,250	2,208
Total liabilities	1,313,590	1,385,656
Equity
Share capital	98,206	86,512
Additional paid in capital	187,951	149,985
Contributed surplus	474,129	474,129
Accumulated other comprehensive loss	(2,542)	(3,303)
Retained deficit	(824,590)	(734,275)
Total equity attributable to Frontline Ltd.	(66,846)	(26,952)
Noncontrolling interest	5,058	8,901
Total equity	(61,788)	(18,051)
Total liabilities and equity	$ 1,251,802	$ 1,367,605